Share based remuneration (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Number and Weighted Average Fair Value Per Award of Share Granted

	In respect of RELX PLC ordinary shares		In respect of RELX NV ordinary shares
	Number of shares ’000	Weighted average fair value per award £	Number of shares ’000	Weighted average fair value per award £
2017 GRANTS

Share options	1,688	1.60	1,647	1.30
Conditional shares	1,637	13.74	1,631	13.33

Summary of Main Assumptions Used to Determine Fair Values

The main assumptions used to determine the fair values, which have been established with advice from and data provided by independent actuaries, are set out below:

ASSUMPTIONS FOR GRANTS MADE DURING THE YEAR	In respect of RELX PLC ordinary shares			In respect of RELX NV ordinary shares
	2017	2016	2015	2017	2016	2015
Weighted average share price at date of grant
– Share options*	£15.44	£12.52	£11.44	€17.04	€15.31	€14.80
– Conditional shares	£15.07	£12.68	£11.55	€16.71	€15.28	€14.98
Expected share price volatility	16%	17%	19%	19%	19%	19%
Expected option life	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield	3.0%	3.0%	3.5%	3.0%	3.0%	4.2%
Risk-free interest rate	0.3%	0.7%	0.8%	0.0%	0.0%	0.0%
Expected lapse rate	2-5%	2-5%	2-5%	2-5%	2-4%	2-4%

* Weighted average exercise price is disclosed in the table below.

Summary of Share Based Remuneration Options Outstanding

The share based remuneration options outstanding as at 31 December 2017, in respect of both RELX PLC and RELX NV ordinary shares, are set out below:

SHARE OPTIONS	In respect of RELX PLC ordinary shares		In respect of RELX NV ordinary shares
	Number of shares under option ’000	Weighted average exercise price (pence)	Number of shares under option ’000	Weighted average exercise price (€)
Outstanding at 1 January 2015	9,327	629	9,468	7.58
Granted	1,911	978	1,827	14.80
Exercised	(2,053)	627	(1,716)	7.32
Forfeited	(254)	694	(680)	7.51
Expired	(191)	618	(438)	6.18
Outstanding at 1 January 2016	8,740	704	8,461	9.27
Granted	1,727	1,164	1,668	15.31
Exercised	(1,954)	519	(1,778)	8.05
Forfeited	(424)	489	(310)	12.41
Expired	(147)	470	(144)	8.56
Outstanding at 1 January 2017	7,942	865	7,897	10.71
Granted	1,688	1,396	1,647	17.06
Exercised	(2,130)	700	(2,170)	9.86
Forfeited	(394)	1,135	(186)	15.54
Expired	(140)	762	(140)	9.20
Outstanding at 31 December 2017	6,966	1,031	7,048	12.36

Exercisable at 31 December 2015	3,105	551	4,886	8.02
Exercisable at 31 December 2016	2,598	598	4,770	8.91
Exercisable at 31 December 2017	2,162	696	4,241	10.14